Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Interest Dividend And Fee Income [Abstract]
FVTPL securities		$ 23	$ 34	$ 55	$ 111
FVOCI securities - net realized gains	[1]	26	2	89	35
Impairment on FVOCI and amortized cost securities				(1)
Securities gains, other than trading		$ 49	$ 36	$ 143	$ 146

[1]	Gains are net of (losses) on hedge contracts.